Legal Proceedings (Details) In Millions, unless otherwise specified								12 Months Ended
	Dec. 29, 2013 Levaquin [Member] claimant	Dec. 29, 2013 ASR [Member] claimant	Dec. 29, 2013 Pinnacle Acetabular Cup System [Member] claimant	Dec. 29, 2013 Risperdal [Member] claimant	Dec. 29, 2013 Pelvic Meshes [Member] claimant	Dec. 29, 2013 Duragesic [Member] claimant	Dec. 29, 2013 Topamax [Member] claimant	Dec. 29, 2013 Pending Litigation [Member] Restitution [Member] USD ($)	Dec. 29, 2013 Pending Litigation [Member] Civil penalties [Member] USD ($)	Dec. 29, 2013 Pending Litigation [Member] Risperdal [Member] Civil penalties [Member] USD ($)	Dec. 29, 2013 Janssen-Cilag [Member] settled litigation [Member] EUR (€)	Dec. 29, 2013 DePuy ASR U.S. [Member] settled litigation [Member] USD ($)	Dec. 29, 2013 DOJ [Member] settled litigation [Member] USD ($)	Dec. 29, 2013 Tyco [Member] Pending Litigation [Member] USD ($)	Dec. 29, 2013 Saffran [Member] Pending Litigation [Member] USD ($)	Dec. 29, 2013 Risperdal [Member] Pending Litigation [Member] USD ($)	Dec. 29, 2013 Risperdal [Member] Pending Litigation [Member] Legal professional fees [Member] USD ($)	Dec. 29, 2013 Risperdal [Member] settled litigation [Member] USD ($)	Dec. 29, 2013 alleged consumer fraud [Member] Pending Litigation [Member] USD ($)	Dec. 29, 2013 medicare fraud [Member] Pending Litigation [Member] USD ($)	Dec. 29, 2013 medicare fraud [Member] Pending Litigation [Member] Legal professional fees [Member] USD ($)
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	1,165	12,340	5,560	500	28,810	22	140
Litigation Settlement, Amount								$ 45.0	$ 6.5	$ 327.1	€ 10.8	$ 2,500.0	$ 1,600.0	$ 176.0	$ 482.0	$ 1,200.0	$ 181.0	$ 400.0	$ 4.5	$ 257.7	$ 73.0
Number of patients in settlement												8,000
Verdict Against Company															593
Litigation Settlement Pre Judgment Interest															$ 111